Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	238,038,733.36	16,386
Yield Supplement Overcollateralization Amount 07/31/25	12,447,822.99	0
Receivables Balance 07/31/25	250,486,556.35	16,386
Principal Payments	11,966,277.71	304
Defaulted Receivables	411,690.87	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	11,500,415.06	0
Pool Balance at 08/31/25	226,608,172.71	16,061

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.19%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	5,806,498.08	275
Past Due 61-90 days	1,823,414.95	92
Past Due 91-120 days	415,729.73	22
Past Due 121+ days	0.00	0
Total	8,045,642.76	389

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	121,484.92
Aggregate Net Losses/(Gains) - August 2025	290,205.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.39%
Prior Net Losses/(Gains) Ratio	-0.26%
Second Prior Net Losses/(Gains) Ratio	0.50%
Third Prior Net Losses/(Gains) Ratio	-0.30%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.79%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	31.03

Flow of Funds	$ Amount
Collections	13,064,937.38
Investment Earnings on Cash Accounts	19,916.62
Servicing Fee	(208,738.80)
Transfer to Collection Account	-
Available Funds	12,876,115.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	573,451.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	6,349,207.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	713,310.04

Total Distributions of Available Funds	12,876,115.20

Servicing Fee	208,738.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	232,957,380.31
Principal Paid	11,430,560.65
Note Balance @ 09/15/25	221,526,819.66

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	88,777,380.31
Principal Paid	11,430,560.65
Note Balance @ 09/15/25	77,346,819.66
Note Factor @ 09/15/25	30.5839540%

Class A-4
Note Balance @ 08/15/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	98,700,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	30,350,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	15,130,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	732,244.51
Total Principal Paid	11,430,560.65
Total Paid	12,162,805.16

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	270,771.01
Principal Paid	11,430,560.65
Total Paid to A-3 Holders	11,701,331.66

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7237191
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2974764
Total Distribution Amount	12.0211955

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0706643
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.1979464
Total A-3 Distribution Amount	46.2686107

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	555.46
Noteholders' Principal Distributable Amount	444.54

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	5,058,901.50
Investment Earnings	18,250.22
Investment Earnings Paid	(18,250.22)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,531,529.47	$2,391,304.64	$1,576,588.91
Number of Extensions	77	123	78
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.91%	0.57%